As filed with the Securities and Exchange Commission on April 28, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-23063)

Horizon Funds
 (Exact name of registrant as specified in charter)

13024 Ballantyne Corporate Place, Suite 225
Charlotte, North Carolina 28277
 (Address of principal executive offices) (Zip code)

Matthew Chambers
Horizon Funds
13024 Ballantyne Corporate Place, Suite 225
Charlotte, North Carolina 28277
 (Name and address of agent for service)

(866) 371-2399
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2016

Item 1. Schedule of Investments.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 96.7%
	EQUITY FUNDS - 96.7%
903,811	iShares MSCI ACWI ex US ETF	$32,980,063
642,026	iShares S&P 500 Growth ETF	69,980,834
826,073	iShares S&P 500 Value ETF	69,927,080
781,397	iShares Select Dividend ETF	59,870,638
516,726	SPDR S&P500 ETF Trust (a)	100,017,485
	TOTAL EXCHANGE TRADED FUNDS (Cost - $347,483,099)	332,776,100

	COMMON STOCKS - 2.6%
	BANKS - 0.2%
19,835	Fifth Third Bancorp	302,682
12,783	People's United Financial, Inc.	186,759
7,400	Wells Fargo & Co.	347,208
		836,649
	BIOTECHNOLOGY - 0.1%
1,795	Biogen, Inc. **	465,659

	COMPUTERS - 0.3%
9,548	Apple, Inc.	923,196

	DIVERSIFIED FINANCIAL SERVICES - 0.3%
1,501	Blackrock, Inc.	468,252
6,423	Nasdaq, Inc.	406,512
		874,764
	ELECTRIC - 0.2%
5,719	CMS Energy Corp.	226,244
4,256	NextEra Energy, Inc.	480,162
		706,406
	HEALTHCARE-PRODUCTS - 0.1%
1,876	Henry Schein, Inc. **	310,384

	HEALTHCARE-SERVICES - 0.0% ^
1,378	Universal Health Services, Inc. - Class B	152,090

	INTERNET - 0.1%
1,860	Facebook, Inc. - Class A**	198,871

	MISCELLANEOUS MANUFACTURING - 0.1%
7,713	General Electric Co.	224,757

	OIL & GAS - 0.2%
7,314	Exxon Mobil Corp.	586,217

	PHARMACEUTICALS - 0.2%
798	Endo International plc ** f	33,364
6,892	Johnson & Johnson	725,107
		758,471
	RETAIL - 0.3%
9,747	Fastenal Co.	441,442
5,557	Tractor Supply Co.	469,955
		911,397
	SOFTWARE - 0.2%
14,507	Microsoft Corp.	738,116

	TELECOMMUNICATIONS - 0.1%
12,276	AT&T, Inc.	453,598

	TEXTILES - 0.1%
1,806	Mohawk Industries, Inc. **	324,593

	TRANSPORTATION - 0.1%
5,172	United Parcel Service, Inc. - Class B	499,357
	TOTAL COMMON STOCKS (Cost - $9,085,400)	8,964,525

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
2,557	Simon Property Group, Inc.	485,140
7,282	Weyerhaeuser Co.	189,176
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $663,976)	674,316
Contracts
	PURCHASED CALL OPTIONS - 0.1% *
500	Health Care Select Sector SPDR Fund
	Expiration March 2016, Excercise Price $73 **	750
50	S&P 500 Index
	Expiration March 2016, Excercise Price $2,000 **	27,250
250	S&P 500 Index
	Expiration June 2016, Excercise Price $2,100 **	217,500
100	S&P 500 Index
	Expiration March 2016, Excercise Price $2,200 **	250
200	S&P 500 Index
	Expiration March 2016, Excercise Price $2,250 **	1,000
150	S&P 500 Index
	Expiration March 2016, Excercise Price $2,300 **	750
110	S&P 500 Index
	Expiration June 2016, Excercise Price $2,300 **	1,100
	TOTAL PURCHASED CALL OPTIONS (Cost - $610,542)	248,600
Shares
	SHORT-TERM INVESTMENT - 1.0%
3,532,558	First American Government Obligations Fund - Class Z, 0.18% + (a)
	TOTAL SHORT-TERM INVESTMENT (Cost - $3,532,558)	3,532,558

	TOTAL INVESTMENTS - 100.6% (Cost - $361,375,575) (b)	346,196,099
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(1,959,871)
	NET ASSETS - 100.0%	$344,236,228

Contracts		Value
	SCHEDULE OF PUT OPTIONS WRITTEN - (0.1)% *
500	Health Care Select Sector SPDR Fund
	Expiration March 2016, Exercise Price $0.69 **
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $103,712) (b)	$156,250

* Each Option is equivalent to 100 shares of the underlying security.
** Non-income producing security.
f Foreign Security
+ Money Market Fund; interest rate reflects seven-day yield effective yield on February 29, 2016.
^ Less than 0.1%
(a) All or a portion of the security is segregated as collateral for call options written.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $360,701,897 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	1,846,869
Unrealized depreciation	(16,352,667)
Net unrealized depreciation	$(14,505,798)

Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 98.5%
	BOND FUNDS - 98.5%
212,940	iShares 3-7 Year Treasury Bond ETF	$26,779,335
569,871	iShares Core U.S. Aggregate Bond ETF (a)	62,737,098
165,872	iShares Intermediate Credit Bond ETF	17,962,279
159,764	iShares National AMT-Free Muni Bond ETF	17,791,319
364,527	SPDR DoubleLine Total Return Tactical ETF	17,901,921
666,771	Vanguard Total International Bond ETF	36,132,321
	TOTAL EXCHANGE TRADED FUNDS (Cost - $177,858,252)	179,304,273
Contracts
	PURCHASED CALL OPTIONS - 0.0% ^ *
800	iShares iBoxx $ High Yield Corporate Bond ETF
	Expiration March 2016, Excercise Price $88 **	14,800
500	PowerShares CEF Income Composite Portfolio
	Expiration March 2016, Excercise Price $22 **	33,750
200	S&P 500 Index
	Expiration March 2016, Excercise Price $2,300 **	1,000
170	S&P 500 Index
	Expiration March 2016, Excercise Price $2,250 **	850
100	S&P 500 Index
	Expiration March 2016, Excercise Price $2,035 **	12,250
	TOTAL PURCHASED CALL OPTIONS (Cost - $311,679)	62,650

	PURCHASED PUT OPTIONS - 0.0% ^ *
601	iShares 1-3 Year Treasury Bond ETF **
	TOTAL PURCHASED PUT OPTIONS (Cost - $20,639)	30,050
Shares
	SHORT-TERM INVESTMENTS - 1.1%
1,935,986	First American Government Obligations Fund - Class Z, 0.18% + (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,935,986)	1,935,986

	TOTAL INVESTMENTS - 99.6% (Cost - $180,126,556) (b)	181,332,959
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	793,775
	NET ASSETS - 100.0%	$182,126,734

Contracts		Value
	SCHEDULE OF PUT OPTIONS WRITTEN - 0.0% ^ **
800	iShares iBoxx $ High Yield Corporate Bond ETF
	Expiration March 2016, Exercise Price $0.75 **	$6,000
50	iShares JP Morgan USD Emerging Markets Bond ETF
	Expiration March 2016, Exercise Price $0.75 **	125
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $81,963) (b)	$6,125

* Each Option is equivalent to 100 shares of the underlying security.
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield effective yield on February 29, 2016.
^ Less than 0.1%
(a) All or a portion of the security is segregated as collateral for call options written.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $179,842,542 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	1,798,534
	Unrealized depreciation	(308,117)
	Net unrealized depreciation	$1,490,417

Horizon Active Risk Assist Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 97.7%
	BOND FUNDS - 49.1%
214,668	iShares 1-3 Year Treasury Bond ETF	$18,238,193
260,706	iShares 3-7 Year Treasury Bond ETF	32,786,387
231,773	iShares Short Treasury Bond ETF	25,571,515
		76,596,095
	EQUITY FUNDS - 48.6%
13,319	Consumer Staples Select Sector SPDR Fund	678,203
18,112	Financial Select Sector SPDR Fund	381,982
208,497	iShares MSCI ACWI ex US ETF	7,608,056
18,137	iShares MSCI USA Minimum Volatility ETF	755,769
4,977	iShares Russell 2000 Growth ETF	614,510
146,041	iShares S&P 500 Growth ETF	15,918,469
188,526	iShares S&P 500 Value ETF	15,958,726
178,131	iShares Select Dividend ETF	13,648,397
98,043	SPDR S&P500 ETF Trust (a)	18,977,203
16,151	Utilities Select Sector SPDR Fund	747,791
5,351	Vanguard Health Care ETF	641,478
		75,930,584
	TOTAL EXCHANGE TRADED FUNDS (Cost - $153,863,331)	152,526,679

Contracts
	PURCHASED CALL OPTIONS - 1.1% *
5,000	Financial Select Sector SPDR Fund
	Expiration April 2016, Excercise Price $23 **	40,000
1,750	Market Vectors Russia ETF
	Expiration May 2016, Excercise Price $15 **	152,250
80	S&P 500 Index
	Expiration March 2016, Excercise Price $1,925 **	285,600
150	S&P 500 Index
	Expiration March 2016, Excercise Price $1,950 **	327,000
320	S&P 500 Index
	Expiration March 2016, Excercise Price $2,000 **	174,400
75	S&P 500 Index
	Expiration June 2016, Excercise Price $2,000 **	294,750
250	S&P 500 Index
	Expiration March 2016, Excercise Price $2,100 **	3,125
300	S&P 500 Index
	Expiration June 2016, Excercise Price $2,100 **	261,000
100	S&P 500 Index
	Expiration March 2016, Excercise Price $2,140 **	750
75	S&P 500 Index
	Expiration March 2016, Excercise Price $2,150 **	375
175	S&P 500 Index
	Expiration June 2016, Excercise Price $2,200 **	12,687
150	S&P 500 Index
	Expiration March 2016, Excercise Price $2,250 **	750
50	S&P 500 Index
	Expiration June 2016, Excercise Price $2,250 **	1,250
250	S&P 500 Index
	Expiration March 2016, Excercise Price $2,300 **	1,250
50	S&P 500 Index
	Expiration June 2016, Excercise Price $2,350 **	250

500	SPDR Gold Shares
	Expiration June 2016, Excercise Price $125 **	155,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $1,849,761)	1,710,437
Shares
	SHORT-TERM INVESTMENTS - 1.2%
1,944,046	First American Government Obligations Fund - Class Z, 0.18% + (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,944,046)	1,944,046

	TOTAL INVESTMENTS - 100.0% (Cost - $157,657,138) (b)	156,181,162
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	3,502
	NET ASSETS - 100.0%	$156,184,664

Contracts		Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.2)% *
150	S&P 500 Index
	Expiration March 2016, Exercise Price $19.75 **	$88,125
	Expiration June 2016, Exercise Price $21.50 **	21,938
1,000	SPDR Gold Shares
	Expiration June 2016, Exercise Price $1.35 **	139,500
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $346,159) (b)	$249,563

* Each Option is equivalent to 100 shares of the underlying security
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield effective yield on February 29, 2016
(a) All or a portion of the security is segregated as collateral for call options written.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $158,400,291 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$768,494
	Unrealized depreciation	(2,987,623)
	Net unrealized depreciation	$(2,219,129)

Horizon Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2016

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a valuation committee composed of representatives from the valuation committee.  The valuation committee may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Horizon Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 29, 2016  for the Funds' investments measured at fair value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 332,776,100	$ -	$ -	$ 332,776,100
Common Stock	8,964,525	-	-	8,964,525
Real Estate Investment Trusts	674,316	-	-	674,316
Purchased Call Options	-	248,600	-	248,600
Short-Term Investments	3,532,558	-	-	3,532,558
Total	$ 345,947,499	$ 248,600	$ -	$ 346,196,099

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$ -	$ -	$ -	$ -
Written Put Options	-	156,250	-	156,250
Total	$ -	$ 156,250	$ -	$ 156,250

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 179,304,273	$ -	$ -	$ 179,304,273
Purchased Call Options	-	62,650	-	62,650
Purchased Put Options	-	30,050	-	30,050
Short-Term Investments	1,935,986	-	-	1,935,986
Total	$ 181,240,259	$ 92,700	$ -	$ 181,332,959

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$ -	$ -	$ -	$ -
Written Put Options	-	6,125	-	6,125
Total	$ -	$ 6,125	$ -	$ 6,125

Horizon Active Risk Assist Fund
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 76,596,095	$ -	$ -	$ 76,596,095
Equity Funds	75,930,584	-	-	75,930,584
Purchased Call Options	-	1,710,437	-	1,710,437
Purchased Put Options	-	-	-	-
Short-Term Investments	1,944,046	-	-	1,944,046
Total	$ 154,470,725	$ 1,710,437	$ -	$ 156,181,162

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$ -	$ 249,563	$ -	$ 249,563
Written Put Options	-	-	-	-
Total	$ -	$ 249,563	$ -	$ 249,563

* Refer to the Portfolios of Investments for security classifications

Transfers between levels are determined as of the end of the reporting period. There were no Level 3 securities held by the Funds during the three months ended February 29, 2016. Below are the transfers between Levels 1 and 2 during the reporting period from December 1, 2015 to February 29, 2016.

Horizon Active Asset Allocation Fund	Assets	Liabilities
Transfers into Level 1	$-	$-
Transfers out of Level 1	(2,000)	(156,250)
Net transfers in and/or out of Level 1	$(2,000)	$(156,250)

Transfers into Level 2	$2,000	$156,250
Transfers out of Level 2	-	-
Net transfers in and/or out of Level 2	$2,000	$156,250

Horizon Active Income Fund
Transfers into Level 1	$-	$-
Transfers out of Level 1	(850)	(6,000)
Net transfers in and/or out of Level 1	$(850)	$(6,000)

Transfers into Level 2	$850	$6,000
Transfers out of Level 2	-	-
Net transfers in and/or out of Level 2	$850	$6,000

Horizon Active Risk Assist Fund
Transfers into Level 1	$-	$-
Transfers out of Level 1	(1,000)	-
Net transfers in and/or out of Level 1	$(1,000)	$-

Transfers into Level 2	$1,000	$-
Transfers out of Level 2	-	-
Net transfers in and/or out of Level 2	$1,000	$-

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.
Options Transactions - Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. A Fund enters into option contracts to meet the requirements of its trading activities. The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

Horizon Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Active Asset Allocation Fund
Location on the Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity Risk Contracts	Investments in securities at market value	Options written, at value

Active Asset Allocation Fund
Derivatives Investment Value
	Equity Contracts	Interest Rate Contracts	Total Value at March 31, 2016
Purchased Options	$ 248,600	$ -	$ 248,600
Written Options	$ 156,250	$ -	$ 156,250

Active Income Fund
Location on the Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate Contracts	Investments in securities at market value	Options written, at value

Active Income Fund
Derivatives Investment Value
	Equity Contracts	Interest Rate Contracts	Total Value at March 31, 2016
Purchased Options	$ 47,850	$ 44,850	$ 92,700
Written Options	$ -	$ 6,125	$ 6,125

Active Risk Assist Fund
Location on the Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate Contracts	Investments in securities at market value	Options written, at value

Active Risk Assist Fund
Derivatives Investment Value
	Equity Contracts	Interest Rate Contracts	Total Value at March 31, 2016
Purchased Options	$ 1,710,437	$ -	$ 1,710,437
Written Options	$ 249,563	$ -	$ 249,563

The number of option contracts written and premiums received during the period ended February 29, 2016 were as follows:

Horizon Active Asset Allocation
	Written Options
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	22,650	$627,601
Options purchased/written	4,130	266,200
Options closed	-	-
Options exercised	(2,500)	(33,630)
Options expired	(23,780)	(756,459)
Options outstanding, end of period	500	$103,712

Horizon Active Income Fund
	Written Options
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	$3,500	$256,044
Options purchased/written	300	44,822
Options closed	-	-
Options exercised	-	-
Options expired	(2,950)	(218,903)
Options outstanding, end of period	$850	$81,963

Horizon Active Risk Assist Fund
	Written Options
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	$12,900	$274,845
Options purchased/written	7,430	991,130
Options closed	(1,400)	(228,708)
Options exercised	(1,150)	(139,560)
Options expired	(16,630)	(551,548)
Options outstanding, end of period	$1,150	$346,159

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  _Horizon Funds_

By (Signature and Title)* /s/ Robert Cannon
                                            Robert Cannon, President
Date April 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Robert Cannon
                                             Robert Cannon, President

Date April 27, 2016

By (Signature and Title)* /s/ Benjamin Johnson
                                              Benjamin Johnson, Treasurer

Date April 27, 2016

* Print the name and title of each signing officer under his or her signature.